SHARE BASED PAYMENTS - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Aug. 31, 2021 $ / shares	Aug. 31, 2021 € / shares	Oct. 26, 2020 shares $ / shares	Oct. 26, 2020 shares € / shares	Oct. 08, 2020	Aug. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount charged							$ 2,668,000	$ 10,697,000	$ 0
Share price (usd per share) | $ / shares							$ 13.81
RSPs | First Anniversary Of The Participant Start Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)					50.00%
RSPs | Production Rate Milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)					25.00%
RSPs | Contribution milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options acquired traded (in percent)					25.00%
SOP Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year, number of options (in shares) | shares			26,899,662	26,899,662
Exercise price, share options granted (in EUR or USD per share) | (per share)	$ 7.19	€ 6.11	$ 3.91	€ 3.41
Amount charged							$ 2,213,771	10,696,922
Expensed and capitalized amount							4,737,032	28,384,809
Amount capitalized							$ 2,523,260	17,687,887
Required service period							1 year
Impact on grant date fair value						$ 412,805
Cumulative catch up of prior year costs						$ 246,520
Assessed fair value at the grant date of awards								$ 58,621,909
SOP Scheme | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee forfeiture rate (in percent)							13.75%
SOP Scheme | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee forfeiture rate (in percent)							17.00%
SOP Scheme | First Anniversary Of The Participant Start Date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%	50.00%
SOP Scheme | Production Rate Milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%	25.00%
SOP Scheme | Contribution milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%	25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							25.00%
Amount charged							$ 434,053
Number of other equity instruments granted in share-based payment arrangement | shares							50,000
Vesting period							6 months
Weighted average fair value at measurement date, other equity instruments granted							$ 707,577
RSUs outstanding | shares							37,500